Warrants (Details Narrative)	Nov. 03, 2021 USD ($) $ / shares shares
Warrant to purchase shares of common stock | shares	1,400,000
Warrant to purchase shares of common stock, exercise price per share | $ / shares	$ 0.16
Warrant to purchase shares of common stock term	5-year
Estimated fair value of the warrant	$ 181,900
J.H. Darbie & Co., Inc. [Member]
Warrant to purchase shares of common stock | shares	160,125
Warrant to purchase shares of common stock, exercise price per share | $ / shares	$ 0.192
Warrant to purchase shares of common stock term	5-year
Estimated fair value of the warrant	$ 20,200
Payment of fee in Cash	$ 20,160